Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Accumulated Other Comprehensive Income - Foreign Currency Adjustments	Total
Balance, Value at Mar. 31, 2011	$ 17	$ 21,765	$ (1,462)	$ (10,932)	$ 2,439	$ 11,278
Balance, Shares at Mar. 31, 2011	5,577,639		330,736
Net loss				(902)		(902)
Foreign exchange translation adjustment					353	353
Balance, Value at Mar. 31, 2012	17	21,765	(1,462)	(11,834)	2,792	11,278
Balance, Shares at Mar. 31, 2012	5,577,639		330,736
Net loss				(754)		(754)
Foreign exchange translation adjustment					62	62
Balance, Value at Mar. 31, 2013	17	21,765	(1,462)	(12,588)	2,854	10,586
Balance, Shares at Mar. 31, 2013	5,577,639		330,736			5,246,903
Net loss				(221)		(221)
Foreign exchange translation adjustment					257	257
Balance, Value at Mar. 31, 2014	$ 17	$ 21,765	$ (1,462)	$ (12,809)	$ 3,111	$ 10,622
Balance, Shares at Mar. 31, 2014	5,577,639		330,736			5,246,903